iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.1%
Lockheed Martin Corp. ..................... 1,006,526 $ 549,613,522
a
Air Freight & Logistics  — 0.1%
Expeditors International of Washington, Inc. ....... 510,713 60,774,847
a
Beverages  — 3.0%
Brown-Forman Corp., Class B, NVS ............ 440,078 19,376,634
Coca-Cola Co. (The) ...................... 11,620,807 758,954,905
Monster Beverage Corp.
(a)(b)
.................. 2,015,339 106,168,059
PepsiCo, Inc. ........................... 3,475,124 577,148,594
1,461,648,192
a
Biotechnology  — 0.7%
United Therapeutics Corp.
(a)
.................. 114,520 42,827,044
Vertex Pharmaceuticals, Inc.
(a)
................ 668,447 318,167,403
360,994,447
a
Building Products  — 0.1%
A O Smith Corp. ......................... 427,645 32,116,139
a
Capital Markets  — 3.1%
Ameriprise Financial, Inc. ................... 291,376 148,689,173
BlackRock, Inc.
(b)(c)
........................ 474,447 465,446,740
Cboe Global Markets, Inc. ................... 354,868 75,789,159
CME Group, Inc., Class A ................... 1,150,165 259,201,184
FactSet Research Systems, Inc. ............... 126,455 57,418,157
LPL Financial Holdings, Inc. .................. 278,189 78,499,372
MarketAxess Holdings, Inc. .................. 138,561 40,102,325
Moody's Corp. ........................... 564,269 256,200,697
SEI Investments Co. ....................... 423,688 31,674,915
T Rowe Price Group, Inc. ................... 797,107 87,570,175
1,500,591,897
a
Chemicals  — 2.2%
Air Products and Chemicals, Inc. .............. 546,016 169,554,348
Linde PLC ............................. 1,271,105 579,814,546
PPG Industries, Inc. ....................... 605,199 75,353,327
Sherwin-Williams Co. (The) .................. 755,650 271,104,551
1,095,826,772
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................ 1,396,757 287,466,558
Rollins, Inc. ............................. 1,164,518 54,895,379
Veralto Corp. ............................ 1,014,599 103,681,872
446,043,809
a
Communications Equipment  — 2.4%
Arista Networks, Inc.
(a)
..................... 968,487 374,262,116
Cisco Systems, Inc. ....................... 15,169,366 830,826,176
1,205,088,292
a
Construction & Engineering  — 0.1%
EMCOR Group, Inc. ....................... 165,996 74,045,836
a
Consumer Staples Distribution & Retail  — 2.5%
Costco Wholesale Corp. .................... 1,408,369 1,231,168,013
Walgreens Boots Alliance, Inc. ................ 1,655,705 15,662,969
1,246,830,982
a
Containers & Packaging  — 0.2%
Avery Dennison Corp. ...................... 192,868 39,929,462
Packaging Corp. of America ................. 217,114 49,706,079
89,635,541
a
Security Shares Value
a
Distributors  — 0.2%
Pool Corp. ............................. 304,181 $ 110,004,017
a
Electrical Equipment  — 0.2%
Rockwell Automation, Inc. ................... 381,560 101,765,868
a
Electronic Equipment, Instruments & Components  — 0.6%
Amphenol Corp., Class A ................... 3,558,367 238,481,756
Keysight Technologies, Inc.
(a)(b)
................ 513,266 76,481,767
314,963,523
a
Energy Equipment & Services  — 0.8%
Schlumberger N.V. ........................ 10,331,030 413,964,372
a
Entertainment  — 1.8%
Electronic Arts, Inc. ....................... 618,608 93,317,017
Netflix, Inc.
(a)(b)
........................... 1,068,385 807,731,111
901,048,128
a
Financial Services  — 8.5%
Jack Henry & Associates, Inc. ................ 270,704 49,249,179
Mastercard, Inc., Class A .................... 4,046,387 2,021,534,481
Visa, Inc., Class A ........................ 7,268,896 2,106,889,506
4,177,673,166
a
Food Products  — 0.2%
Hershey Co. (The) ........................ 443,464 78,750,337
a
Gas Utilities  — 0.4%
Atmos Energy Corp. ....................... 1,380,529 191,589,815
a
Ground Transportation  — 0.3%
Old Dominion Freight Line, Inc. ............... 779,226 156,873,778
a
Health Care Equipment & Supplies  — 0.8%
Edwards Lifesciences Corp.
(a)
................ 1,791,556 120,052,168
IDEXX Laboratories, Inc.
(a)
................... 351,974 143,225,260
ResMed, Inc. ............................ 367,612 89,134,882
Solventum Corp.
(a)(b)
....................... 344,259 24,986,318
377,398,628
a
Health Care Providers & Services  — 2.8%
Molina Healthcare, Inc.
(a)
.................... 158,232 50,827,283
UnitedHealth Group, Inc. .................... 2,373,741 1,339,976,795
1,390,804,078
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)(b)
.............. 366,057 76,443,683
a
Hotels, Restaurants & Leisure  — 1.2%
Chipotle Mexican Grill, Inc.
(a)
................. 10,774,476 600,892,527
a
Household Durables  — 2.2%
DR Horton, Inc. .......................... 2,169,451 366,637,219
Garmin Ltd. ............................. 1,161,951 230,472,981
NVR, Inc.
(a)(b)
............................ 28,752 263,161,593
PulteGroup, Inc. ......................... 1,679,776 217,581,385
1,077,853,178
a
Industrial Conglomerates  — 0.5%
3M Co. ................................ 1,943,225 249,646,116
a
Industrial REITs  — 0.7%
Prologis, Inc. ............................ 3,146,686 355,386,717
a
Insurance  — 1.5%
Aflac, Inc. .............................. 1,867,914 195,738,708
American Financial Group, Inc. ............... 228,586 29,471,593

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Arch Capital Group Ltd.
(a)(b)
.................. 1,276,160 $ 125,778,330
Erie Indemnity Co., Class A, NVS .............. 105,353 47,286,640
Marsh & McLennan Companies, Inc. ............ 1,666,118 363,613,592
761,888,863
a
Interactive Media & Services  — 7.6%
Alphabet, Inc., Class A ..................... 5,142,023 879,851,556
Alphabet, Inc., Class C, NVS ................. 4,453,474 769,070,425
Meta Platforms, Inc., Class A ................. 3,689,140 2,093,882,081
3,742,804,062
a
IT Services  — 1.7%
Accenture PLC, Class A .................... 2,358,939 813,409,346
a
Life Sciences Tools & Services  — 0.5%
Agilent Technologies, Inc. ................... 791,073 103,084,723
Waters Corp.
(a)(b)
......................... 185,792 60,031,253
West Pharmaceutical Services, Inc. ............ 193,882 59,702,084
222,818,060
a
Machinery  — 2.2%
Caterpillar, Inc. .......................... 1,821,436 685,224,223
Graco, Inc. ............................. 606,910 49,432,820
Illinois Tool Works, Inc. ..................... 1,345,455 351,338,664
1,085,995,707
a
Media  — 0.2%
Interpublic Group of Companies, Inc. (The) ....... 905,679 26,626,963
Omnicom Group, Inc. ...................... 521,919 52,713,819
79,340,782
a
Metals & Mining  — 0.1%
Reliance, Inc. ........................... 141,174 40,423,763
a
Multi-Utilities  — 2.1%
Consolidated Edison, Inc. ................... 2,590,047 263,355,979
Public Service Enterprise Group, Inc. ........... 3,904,328 349,085,967
Sempra ............................... 5,053,511 421,311,212
1,033,753,158
a
Oil, Gas & Consumable Fuels  — 2.6%
APA Corp. ............................. 4,167,132 98,344,315
ConocoPhillips .......................... 7,702,125 843,690,773
EQT Corp. ............................. 2,633,086 96,212,962
Texas Pacific Land Corp.
(b)
.................. 214,146 249,694,236
1,287,942,286
a
Pharmaceuticals  — 6.7%
Eli Lilly & Co. ........................... 2,292,583 1,902,247,819
Johnson & Johnson ....................... 6,973,371 1,114,763,088
Zoetis, Inc., Class A ....................... 1,451,562 259,510,254
3,276,521,161
a
Professional Services  — 2.3%
Automatic Data Processing, Inc. ............... 2,938,951 850,062,187
Paychex, Inc. ........................... 1,712,223 238,564,031
Paycom Software, Inc. ..................... 188,451 39,391,912
1,128,018,130
a
Real Estate Management & Development  — 0.6%
CBRE Group, Inc., Class A
(a)(b)
................ 1,332,531 174,521,585
CoStar Group, Inc.
(a)(b)
...................... 1,830,517 133,243,332
307,764,917
a
Security Shares Value
a
Residential REITs  — 0.4%
AvalonBay Communities, Inc. ................ 520,966 $ 115,451,275
Equity Residential ........................ 1,217,219 85,655,701
201,106,976
a
Semiconductors & Semiconductor Equipment  — 12.4%
Applied Materials, Inc. ..................... 3,463,601 628,920,670
Enphase Energy, Inc.
(a)(b)
.................... 474,974 39,441,841
KLA Corp. .............................. 622,663 414,836,770
Lam Research Corp. ...................... 5,201,319 386,718,068
Monolithic Power Systems, Inc.
(b)
.............. 154,389 117,227,568
NVIDIA Corp. ........................... 24,392,371 3,238,331,174
QUALCOMM, Inc. ........................ 3,593,589 584,928,481
Texas Instruments, Inc. ..................... 3,336,318 677,806,365
6,088,210,937
a
Software  — 7.4%
Adobe, Inc.
(a)
............................ 1,748,020 835,693,401
Cadence Design Systems, Inc.
(a)
.............. 1,004,623 277,396,503
Manhattan Associates, Inc.
(a)(b)
................ 358,970 94,538,339
Microsoft Corp. .......................... 5,423,008 2,203,639,301
Synopsys, Inc.
(a)
......................... 486,639 249,942,657
3,661,210,201
a
Specialized REITs  — 0.6%
Public Storage ........................... 823,001 270,816,709
a
Specialty Retail  — 3.3%
Best Buy Co., Inc. ........................ 1,563,696 141,405,029
TJX Companies, Inc. (The) .................. 8,454,888 955,655,991
Tractor Supply Co. ........................ 780,702 207,284,188
Ulta Beauty, Inc.
(a)(b)
....................... 428,164 157,983,953
Williams-Sonoma, Inc. ..................... 1,102,527 147,881,946
1,610,211,107
a
Technology Hardware, Storage & Peripherals  — 5.9%
Apple, Inc. ............................. 12,096,129 2,732,636,502
NetApp, Inc. ............................ 901,953 104,004,201
Super Micro Computer, Inc.
(a)(b)
................ 1,644,146 47,861,090
2,884,501,793
a
Textiles, Apparel & Luxury Goods  — 2.5%
Deckers Outdoor Corp.
(a)
.................... 1,401,239 225,445,343
Lululemon Athletica, Inc.
(a)(b)
.................. 1,036,365 308,733,133
Nike, Inc., Class B ........................ 9,164,753 706,877,399
1,241,055,875
a
Trading Companies & Distributors  — 1.4%
Fastenal Co. ............................ 2,546,960 199,121,333
Ferguson Enterprises, Inc. ................... 702,620 138,233,459
Watsco, Inc. ............................ 112,812 53,361,204
WW Grainger, Inc. ........................ 249,692 276,965,857
667,681,853
a
Total Long-Term Investments — 99.8%
(Cost: $38,012,986,718) .............................. 49,103,743,893

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 277,214,646 $ 277,408,696
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(c)(d)
............................ 53,678,081 53,678,081
a
Total Short-Term Securities — 0.7%
(Cost: $331,056,977) ................................ 331,086,777
Total Investments — 100.5%
(Cost: $38,344,043,695) .............................. 49,434,830,670
Liabilities in Excess of Other Assets — (0.5)% ............... (260,787,935)
Net Assets — 100.0% ................................. $ 49,174,042,735
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 63,556,751 $ 213,843,511
(a)
$ — $ (12,400) $ 20,834 $ 277,408,696 277,214,646 $ 102,600
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 70,928,644 — (17,250,563)
(a)
— — 53,678,081 53,678,081 1,093,296 —
BlackRock, Inc. .. 409,291,316 15,060,713 (8,133,475) 2,113,564 47,114,622 465,446,740 474,447 2,401,631 —
$ 2,101,164 $ 47,135,456
$ 796,533,517
$ 3,597,527 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 208 12/20/24 $ 59,680 $ 496,428

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Quality Factor ETF
4
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,103,743,893  $ —  $ —  $ 49,103,743,893
Short-Term Securities
Money Market Funds ...................................... 331,086,777  —  —  331,086,777
$ 49,434,830,670  $ —  $ —  $ 49,434,830,670
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 496,428  $ —  $ —  $ 496,428
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)